Trade and other receivables, net (Details) - COP ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Customers
Foreign	$ 2,987,223	$ 2,021,070
Domestic	2,236,968	1,913,106
Fuel price stabilization fund	3,785,873	319,927
Employee loans	91,738	97,723
Industrial services	41,007	39,651
Related parties	28,332	105,048
Others	368,495	322,567
Total current	9,539,636	4,819,092
Non-current
Employee loans	461,709	474,693
Domestic customers	55,479	51,955
Others	221,115	149,959
Total non-current	$ 738,303	$ 676,607